Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Parenthetical) (Detail)	Oct. 31, 2025	Oct. 31, 2024
Canada plan [member]
Disclosure of defined benefit plans [line items]
Percentage of weighted average salary growth rate	2.50%	2.50%